JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
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available 60 days after the fund’s fiscal quarter, using a trade date
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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 99.1%
Aerospace & Defense — 2.2%
Boeing Co. (The)
4.88%, 5/1/2025	108,000	107,160
3.60%, 5/1/2034	251,000	212,415
5.71%, 5/1/2040	75,000	73,940
3.75%, 2/1/2050	10,000	7,378
3.83%, 3/1/2059	5,000	3,457
General Dynamics Corp. 4.25%, 4/1/2050	12,000	10,857
L3Harris Technologies, Inc. 4.40%, 6/15/2028	164,000	159,720
Lockheed Martin Corp.
3.55%, 1/15/2026	54,000	52,837
2.80%, 6/15/2050	10,000	7,034
5.90%, 11/15/2063	32,000	35,635
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	84,815
4.03%, 10/15/2047	41,000	34,370
Raytheon Technologies Corp.
3.13%, 5/4/2027	121,000	114,524
4.45%, 11/16/2038	107,000	99,223
3.75%, 11/1/2046	23,000	18,286
		1,021,651
Air Freight & Logistics — 0.4%
FedEx Corp.
2.40%, 5/15/2031	60,000	49,956
3.25%, 5/15/2041	21,000	15,474
4.05%, 2/15/2048	10,000	7,841
United Parcel Service, Inc.
4.25%, 3/15/2049	98,000	86,405
5.30%, 4/1/2050	18,000	18,731
		178,407
Automobile Components — 0.3%
Aptiv plc 3.10%, 12/1/2051	8,000	4,816
Lear Corp. 3.80%, 9/15/2027	140,000	131,732
		136,548
Automobiles — 0.6%
General Motors Co.
6.13%, 10/1/2025	158,000	160,337
5.00%, 4/1/2035	5,000	4,499
5.40%, 4/1/2048	10,000	8,393
5.95%, 4/1/2049	64,000	58,135
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	10,000	8,880
Toyota Motor Corp. (Japan) 2.36%, 3/25/2031	40,000	34,442
		274,686
Banks — 16.3%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (a)	200,000	188,254

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (a)	12,000	11,444
(SOFR + 1.75%), 4.83%, 7/22/2026 (a)	16,000	15,821
4.25%, 10/22/2026	311,000	300,773
(SOFR + 1.29%), 5.08%, 1/20/2027 (a)	100,000	99,259
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (a)	135,000	128,078
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (a)	146,000	138,258
(SOFR + 2.04%), 4.95%, 7/22/2028 (a)	5,000	4,943
(3-MONTH CME TERM SOFR + 1.04%), 3.42%, 12/20/2028 (a)	112,000	103,043
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (a)	26,000	24,153
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (a)	237,000	198,782
(SOFR + 1.32%), 2.69%, 4/22/2032 (a)	237,000	195,835
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (a)	53,000	40,174
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (a)	59,000	51,935
(SOFR + 1.93%), 2.68%, 6/19/2041 (a)	23,000	15,843
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (a)	50,000	39,647
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (a)	78,000	62,677
Bank of Montreal (Canada) 0.63%, 7/9/2024	68,000	64,400
Bank of Nova Scotia (The) (Canada)
3.45%, 4/11/2025	180,000	173,892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (a) (b)	26,000	22,673
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029 (a)	288,000	275,455
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	66,000	59,516
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (a)	9,000	8,629
(SOFR + 1.55%), 5.61%, 9/29/2026 (a)	36,000	36,196
3.20%, 10/21/2026	188,000	176,684
(SOFR + 1.89%), 4.66%, 5/24/2028 (a)	100,000	98,450
(SOFR + 1.15%), 2.67%, 1/29/2031 (a)	107,000	90,934
(SOFR + 3.91%), 4.41%, 3/31/2031 (a)	179,000	169,296
6.63%, 6/15/2032	83,000	87,612
6.00%, 10/31/2033	39,000	39,921
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (a)	87,000	72,885
4.75%, 5/18/2046	47,000	39,640
4.65%, 7/23/2048	39,000	34,621
Citizens Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (a)	10,000	8,399
Comerica, Inc. 4.00%, 2/1/2029	74,000	59,509
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	100,000	103,959
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (a)	121,000	121,605
8.25%, 3/1/2038	40,000	44,909
FNB Corp. 5.15%, 8/25/2025	147,000	138,672
HSBC Holdings plc (United Kingdom)
(SOFR + 1.51%), 4.18%, 12/9/2025 (a)	253,000	247,766
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (a)	227,000	219,480
(SOFR + 2.87%), 5.40%, 8/11/2033 (a)	271,000	265,278
6.10%, 1/14/2042	54,000	57,019

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (a)	69,000	59,662
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	192,340
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (a)	48,000	44,281
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	47,835
3.74%, 3/7/2029	289,000	269,382
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	189,970
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (a)	228,000	201,910
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	124,000	115,142
(SOFRINDX + 1.85%), 4.63%, 6/6/2033 (a)	24,000	21,847
Regions Financial Corp.
2.25%, 5/18/2025	32,000	29,538
7.38%, 12/10/2037	25,000	26,431
Royal Bank of Canada (Canada)
3.38%, 4/14/2025	114,000	110,366
2.30%, 11/3/2031	129,000	105,271
Santander Holdings USA, Inc.
3.24%, 10/5/2026	10,000	9,076
4.40%, 7/13/2027	113,000	107,408
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	200,000	193,401
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	181,000	175,907
1.15%, 6/12/2025	18,000	16,570
2.45%, 1/12/2032	107,000	87,242
Truist Financial Corp.
3.70%, 6/5/2025	10,000	9,609
3.88%, 3/19/2029	107,000	95,945
US Bancorp
(SOFR + 1.02%), 2.68%, 1/27/2033 (a)	18,000	14,466
(SOFR + 2.11%), 4.97%, 7/22/2033 (a)	92,000	83,387
(SOFR + 1.60%), 4.84%, 2/1/2034 (a)	21,000	19,708
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (a)	330,000	309,944
(SOFR + 1.98%), 4.81%, 7/25/2028 (a)	100,000	98,550
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (a)	323,000	279,394
(SOFR + 2.02%), 5.39%, 4/24/2034 (a)	31,000	30,993
(SOFR + 2.53%), 3.07%, 4/30/2041 (a)	28,000	20,339
5.38%, 11/2/2043	55,000	51,687
5.61%, 1/15/2044	110,000	105,004
4.75%, 12/7/2046	55,000	46,210
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (a) (b)	50,000	46,631
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (a) (b)	160,000	149,466
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (a) (b)	27,000	23,900
		7,725,131

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 2.2%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	101,000	98,364
4.70%, 2/1/2036	54,000	52,893
4.90%, 2/1/2046	149,000	141,446
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	16,000	16,507
4.60%, 4/15/2048	19,000	17,462
4.75%, 4/15/2058	53,000	48,659
5.80%, 1/23/2059	55,000	59,208
Coca-Cola Co. (The)
1.75%, 9/6/2024	159,000	153,699
2.25%, 1/5/2032	5,000	4,281
2.88%, 5/5/2041	78,000	60,737
2.60%, 6/1/2050	55,000	38,063
2.75%, 6/1/2060	16,000	10,906
Constellation Brands, Inc. 3.15%, 8/1/2029	66,000	59,548
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	20,000	15,372
Molson Coors Beverage Co. 4.20%, 7/15/2046	46,000	37,094
PepsiCo, Inc.
3.60%, 3/1/2024	53,000	52,334
2.75%, 3/19/2030	30,000	27,135
3.50%, 3/19/2040	66,000	55,548
2.63%, 10/21/2041	64,000	48,049
2.75%, 10/21/2051	77,000	54,683
		1,051,988
Biotechnology — 2.0%
AbbVie, Inc.
3.60%, 5/14/2025	47,000	45,783
2.95%, 11/21/2026	141,000	133,021
4.05%, 11/21/2039	147,000	126,071
4.70%, 5/14/2045	68,000	61,191
Amgen, Inc.
3.63%, 5/22/2024	6,000	5,887
2.20%, 2/21/2027	68,000	62,274
2.45%, 2/21/2030	113,000	97,163
2.30%, 2/25/2031	70,000	58,305
5.25%, 3/2/2033	98,000	98,322
3.15%, 2/21/2040	29,000	21,862
2.80%, 8/15/2041	84,000	59,018
5.60%, 3/2/2043	10,000	9,908
4.40%, 5/1/2045	20,000	16,916
3.38%, 2/21/2050	20,000	14,267
4.40%, 2/22/2062	74,000	59,621
Biogen, Inc. 3.15%, 5/1/2050	48,000	32,263
Gilead Sciences, Inc. 4.15%, 3/1/2047	64,000	54,681
		956,553

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China) 2.13%, 2/9/2031	200,000	164,314
Amazon.com, Inc.
2.80%, 8/22/2024	10,000	9,745
3.00%, 4/13/2025	5,000	4,861
0.80%, 6/3/2025	35,000	32,516
1.00%, 5/12/2026	214,000	194,128
3.88%, 8/22/2037	249,000	228,381
2.88%, 5/12/2041	12,000	9,156
4.10%, 4/13/2062	23,000	19,464
eBay, Inc. 3.65%, 5/10/2051	10,000	7,154
		669,719
Building Products — 0.0% ^
Carlisle Cos., Inc. 2.75%, 3/1/2030	10,000	8,489
Carrier Global Corp. 3.58%, 4/5/2050	15,000	10,783
		19,272
Capital Markets — 7.3%
Ares Capital Corp. 2.88%, 6/15/2028	7,000	5,831
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	241,000	226,469
3.30%, 8/23/2029	81,000	73,191
(SOFR + 1.51%), 4.71%, 2/1/2034 (a)	16,000	15,562
BlackRock, Inc. 1.90%, 1/28/2031	178,000	146,406
Brookfield Finance, Inc. (Canada) 3.63%, 2/15/2052	6,000	4,007
Charles Schwab Corp. (The)
2.00%, 3/20/2028	34,000	29,104
1.95%, 12/1/2031	60,000	45,779
CME Group, Inc.
3.00%, 3/15/2025	37,000	35,781
4.15%, 6/15/2048	44,000	39,798
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	45,000	49,600
Deutsche Bank AG (Germany) (SOFR + 1.32%), 2.55%, 1/7/2028 (a)	150,000	130,646
Franklin Resources, Inc. 1.60%, 10/30/2030	54,000	42,456
FS KKR Capital Corp. 3.25%, 7/15/2027	60,000	51,544
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	76,000	73,410
(SOFR + 1.51%), 4.39%, 6/15/2027 (a)	49,000	48,055
(SOFR + 1.85%), 3.62%, 3/15/2028 (a)	80,000	75,553
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	393,000	372,453
3.80%, 3/15/2030	193,000	178,919
(SOFR + 1.25%), 2.38%, 7/21/2032 (a)	42,000	33,800
6.13%, 2/15/2033	19,000	20,264
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (a)	83,000	69,995
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (a)	34,000	29,630
Hercules Capital, Inc. 3.38%, 1/20/2027	47,000	39,943
Intercontinental Exchange, Inc. 5.20%, 6/15/2062	63,000	62,680
Lazard Group LLC 3.63%, 3/1/2027	59,000	55,436

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (a)	129,000	121,785
4.35%, 9/8/2026	6,000	5,850
(SOFR + 1.77%), 6.14%, 10/16/2026 (a)	100,000	102,191
3.63%, 1/20/2027	178,000	170,533
3.95%, 4/23/2027	111,000	105,572
(3-MONTH CME TERM SOFR + 1.14%), 3.77%, 1/24/2029 (a)	254,000	238,056
(SOFR + 3.12%), 3.62%, 4/1/2031 (a)	183,000	165,585
7.25%, 4/1/2032	23,000	26,465
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (a)	46,000	45,512
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (a)	96,000	81,704
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	177,836
Northern Trust Corp. 6.13%, 11/2/2032	57,000	59,804
Owl Rock Capital Corp. 2.63%, 1/15/2027	46,000	38,965
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	17,000	14,038
Prospect Capital Corp. 3.44%, 10/15/2028	9,000	6,860
S&P Global, Inc. 3.70%, 3/1/2052	66,000	53,241
State Street Corp.
2.20%, 3/3/2031	24,000	19,400
(SOFR + 1.49%), 3.03%, 11/1/2034 (a)	56,000	48,602
		3,438,311
Chemicals — 1.6%
Albemarle Corp.
4.65%, 6/1/2027	100,000	97,915
5.05%, 6/1/2032	19,000	18,366
Celanese US Holdings LLC
6.05%, 3/15/2025	136,000	136,575
6.33%, 7/15/2029	33,000	33,220
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	30,066
DuPont de Nemours, Inc. 5.42%, 11/15/2048	49,000	47,985
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	85,115
LYB International Finance III LLC 3.38%, 10/1/2040	122,000	87,716
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	32,000	28,382
5.88%, 12/1/2036	51,000	52,547
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	7,000	6,653
2.95%, 8/15/2029	124,000	109,881
		734,421
Commercial Services & Supplies — 0.4%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,765
Nature Conservancy (The) Series A, 3.96%, 3/1/2052	28,000	23,010
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	90,000	86,443
Republic Services, Inc.
3.20%, 3/15/2025	5,000	4,842
3.05%, 3/1/2050	14,000	9,793

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Connections, Inc. 2.95%, 1/15/2052	45,000	29,897
Waste Management, Inc. 3.13%, 3/1/2025	52,000	50,492
		209,242
Communications Equipment — 0.4%
Cisco Systems, Inc.
2.50%, 9/20/2026	82,000	77,549
5.90%, 2/15/2039	91,000	99,839
Nokia OYJ (Finland) 6.63%, 5/15/2039	15,000	14,530
		191,918
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	42,426
2.35%, 1/15/2032	12,000	9,515
		51,941
Construction Materials — 0.1%
Eagle Materials, Inc. 2.50%, 7/1/2031	40,000	32,596
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	36,000	24,604
		57,200
Consumer Finance — 2.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150,000	151,308
1.75%, 1/30/2026	150,000	134,074
Ally Financial, Inc. 3.88%, 5/21/2024	93,000	90,136
Capital One Financial Corp. 3.30%, 10/30/2024	282,000	271,697
Discover Financial Services 3.75%, 3/4/2025	17,000	16,235
John Deere Capital Corp. 1.30%, 10/13/2026	249,000	223,573
Synchrony Financial
4.88%, 6/13/2025	19,000	17,967
4.50%, 7/23/2025	20,000	18,587
5.15%, 3/19/2029	14,000	12,389
Toyota Motor Credit Corp.
3.40%, 4/14/2025	13,000	12,661
3.65%, 8/18/2025	214,000	208,869
2.40%, 1/13/2032	11,000	9,263
		1,166,759
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.
1.38%, 6/20/2027	140,000	125,067
1.75%, 4/20/2032	50,000	40,563
Dollar General Corp. 5.50%, 11/1/2052	30,000	29,200
Dollar Tree, Inc. 3.38%, 12/1/2051	27,000	18,212
Kroger Co. (The) 5.40%, 1/15/2049	44,000	42,713
Sysco Corp. 6.60%, 4/1/2050	38,000	42,287
Target Corp. 3.38%, 4/15/2029	250,000	237,624
Walgreens Boots Alliance, Inc. 4.10%, 4/15/2050	36,000	26,166

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Walmart, Inc.
1.80%, 9/22/2031	96,000	80,017
4.05%, 6/29/2048	47,000	42,815
		684,664
Containers & Packaging — 0.1%
International Paper Co. 7.30%, 11/15/2039	10,000	11,259
Sonoco Products Co. 5.75%, 11/1/2040	29,000	28,690
WRKCo, Inc.
4.90%, 3/15/2029	10,000	9,754
3.00%, 6/15/2033	10,000	8,109
		57,812
Diversified Consumer Services — 0.3%
Georgetown University (The) Series A, 5.22%, 10/1/2118	6,000	5,502
Johns Hopkins University Series A, 2.81%, 1/1/2060	8,000	5,184
Northwestern University Series 2020, 2.64%, 12/1/2050	23,000	15,391
University of Southern California 3.03%, 10/1/2039	48,000	38,760
Yale University Series 2020, 2.40%, 4/15/2050	98,000	64,014
		128,851
Diversified REITs — 0.5%
American Assets Trust LP 3.38%, 2/1/2031	31,000	24,298
Simon Property Group LP 2.45%, 9/13/2029	78,000	66,578
STORE Capital Corp.
4.50%, 3/15/2028	39,000	33,664
2.75%, 11/18/2030	10,000	7,266
VICI Properties LP
4.38%, 5/15/2025	11,000	10,633
4.95%, 2/15/2030	67,000	62,560
5.63%, 5/15/2052	14,000	12,342
Vornado Realty LP 2.15%, 6/1/2026	47,000	38,565
		255,906
Diversified Telecommunication Services — 2.8%
AT&T, Inc.
3.80%, 2/15/2027	244,000	235,559
1.65%, 2/1/2028	11,000	9,530
2.55%, 12/1/2033	106,000	83,267
6.38%, 3/1/2041	12,000	12,647
3.50%, 9/15/2053	196,000	136,090
3.55%, 9/15/2055	193,000	132,954
3.65%, 9/15/2059	30,000	20,549
Bell Telephone Co. of Canada or Bell Canada (The) (Canada)
Series US-5, 2.15%, 2/15/2032	52,000	42,129
3.65%, 8/15/2052	11,000	8,208
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	10,000	12,774
Orange SA (France) 5.38%, 1/13/2042	5,000	4,966
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	84,000	91,561

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
3.38%, 2/15/2025	153,000	149,038
4.02%, 12/3/2029	10,000	9,418
3.40%, 3/22/2041	493,000	375,920
3.85%, 11/1/2042	10,000	8,015
		1,332,625
Electric Utilities — 6.2%
AEP Transmission Co. LLC Series M, 3.65%, 4/1/2050	128,000	98,481
Alabama Power Co.
3.94%, 9/1/2032	38,000	35,323
4.30%, 1/2/2046	10,000	8,432
Series A, 4.30%, 7/15/2048	133,000	112,050
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (a)	20,000	16,063
Arizona Public Service Co. 4.25%, 3/1/2049	20,000	15,652
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	57,000	40,665
2.90%, 6/15/2050	76,000	50,446
Commonwealth Edison Co. 3.00%, 3/1/2050	76,000	51,983
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	91,000	76,619
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	43,000	35,151
DTE Electric Co.
3.70%, 3/15/2045	8,000	6,339
2.95%, 3/1/2050	130,000	88,423
Duke Energy Corp.
2.65%, 9/1/2026	168,000	155,956
3.75%, 9/1/2046	106,000	79,676
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (a)	29,000	21,644
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	14,130
2.75%, 4/1/2050	48,000	30,500
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,968
Emera US Finance LP (Canada) 4.75%, 6/15/2046	10,000	7,954
Entergy Louisiana LLC 4.00%, 3/15/2033	141,000	129,585
Evergy, Inc.
2.45%, 9/15/2024	114,000	109,372
2.90%, 9/15/2029	88,000	77,695
Exelon Corp. 3.95%, 6/15/2025	10,000	9,753
Florida Power & Light Co.
2.85%, 4/1/2025	90,000	86,903
3.80%, 12/15/2042	46,000	38,276
3.95%, 3/1/2048	40,000	33,335
3.15%, 10/1/2049	35,000	25,235
Fortis, Inc. (Canada) 3.06%, 10/4/2026	173,000	161,445
Gulf Power Co. Series A, 3.30%, 5/30/2027	10,000	9,541
Idaho Power Co. 5.50%, 3/15/2053	47,000	48,191
MidAmerican Energy Co. 4.25%, 5/1/2046	126,000	107,698
NextEra Energy Capital Holdings, Inc. 1.90%, 6/15/2028	106,000	91,765

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Northern States Power Co. 3.60%, 5/15/2046	148,000	114,859
Oncor Electric Delivery Co. LLC 4.10%, 11/15/2048	26,000	21,974
Pacific Gas and Electric Co.
3.00%, 6/15/2028	75,000	65,613
2.50%, 2/1/2031	10,000	7,888
3.25%, 6/1/2031	127,000	105,014
4.50%, 7/1/2040	47,000	36,461
3.30%, 8/1/2040	54,000	36,192
6.75%, 1/15/2053	5,000	4,905
PECO Energy Co. 3.00%, 9/15/2049	5,000	3,442
Pinnacle West Capital Corp. 1.30%, 6/15/2025	150,000	137,107
PPL Electric Utilities Corp.
5.00%, 5/15/2033	48,000	48,350
3.00%, 10/1/2049	7,000	4,920
Public Service Co. of Colorado 3.60%, 9/15/2042	63,000	50,289
Southern California Edison Co.
Series D, 4.70%, 6/1/2027	27,000	26,839
Series 13-A, 3.90%, 3/15/2043	6,000	4,761
Series C, 3.60%, 2/1/2045	32,000	23,344
4.00%, 4/1/2047	98,000	77,160
System Energy Resources, Inc. 6.00%, 4/15/2028	100,000	101,578
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	16,366
Series A, 3.50%, 3/15/2027	43,000	41,160
4.60%, 12/1/2048	112,000	98,149
		2,915,620
Electrical Equipment — 0.3%
Emerson Electric Co. 2.20%, 12/21/2031	100,000	82,967
Hubbell, Inc. 2.30%, 3/15/2031	50,000	41,306
Rockwell Automation, Inc. 2.80%, 8/15/2061	35,000	22,402
		146,675
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. 2.20%, 9/15/2031	71,000	57,991
CDW LLC 3.28%, 12/1/2028	95,000	82,534
Corning, Inc. 4.75%, 3/15/2042	76,000	69,881
Teledyne Technologies, Inc. 2.75%, 4/1/2031	61,000	51,578
Vontier Corp. 2.95%, 4/1/2031	55,000	43,368
		305,352
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC 4.08%, 12/15/2047	10,000	7,844
Halliburton Co.
4.85%, 11/15/2035	10,000	9,459
4.50%, 11/15/2041	46,000	38,315
NOV, Inc. 3.95%, 12/1/2042	29,000	20,961
		76,579

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 1.0%
Activision Blizzard, Inc. 2.50%, 9/15/2050	116,000	72,998
Electronic Arts, Inc. 1.85%, 2/15/2031	73,000	59,366
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	50,000	49,060
Walt Disney Co. (The)
2.65%, 1/13/2031	175,000	152,096
3.50%, 5/13/2040	141,000	115,629
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	39,000	30,361
		479,510
Financial Services — 2.4%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	148,000	143,752
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	70,000	66,551
Corebridge Financial, Inc.
4.40%, 4/5/2052	38,000	28,900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (a)	15,000	13,664
Equitable Holdings, Inc. 4.35%, 4/20/2028	70,000	66,574
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	10,000	9,755
Fiserv, Inc. 4.40%, 7/1/2049	10,000	8,245
Global Payments, Inc. 2.65%, 2/15/2025	222,000	211,427
Mastercard, Inc.
4.85%, 3/9/2033	30,000	30,773
3.85%, 3/26/2050	75,000	63,737
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	65,000	49,824
2.75%, 4/15/2032	25,000	20,994
4.02%, 11/1/2032	10,000	9,254
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (a)	30,000	28,200
ORIX Corp. (Japan) 4.00%, 4/13/2032	52,000	48,151
PayPal Holdings, Inc.
1.65%, 6/1/2025	13,000	12,232
5.25%, 6/1/2062	10,000	9,373
Shell International Finance BV (Netherlands)
2.00%, 11/7/2024	48,000	46,187
3.25%, 5/11/2025	23,000	22,409
4.38%, 5/11/2045	60,000	53,159
4.00%, 5/10/2046	29,000	24,300
3.75%, 9/12/2046	61,000	49,018
Visa, Inc.
2.05%, 4/15/2030	96,000	82,908
2.00%, 8/15/2050	80,000	48,941
Western Union Co. (The) 2.75%, 3/15/2031	10,000	7,934
		1,156,262
Food Products — 1.8%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	50,191
Conagra Brands, Inc. 5.40%, 11/1/2048	28,000	26,045
Hershey Co. (The) 0.90%, 6/1/2025	154,000	142,798
Hormel Foods Corp. 1.70%, 6/3/2028	149,000	131,248
J M Smucker Co. (The) 3.55%, 3/15/2050	39,000	28,210

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
JBS USA LUX SA
5.13%, 2/1/2028 (c)	64,000	61,606
4.38%, 2/2/2052 (c)	64,000	42,911
Kraft Heinz Foods Co.
3.00%, 6/1/2026	241,000	228,688
5.50%, 6/1/2050	18,000	17,731
Mondelez International, Inc. 1.88%, 10/15/2032	39,000	30,631
Pilgrim's Pride Corp.
4.25%, 4/15/2031	39,000	33,425
3.50%, 3/1/2032	32,000	25,562
Tyson Foods, Inc. 5.10%, 9/28/2048	10,000	9,046
		828,092
Gas Utilities — 0.3%
Atmos Energy Corp. 5.75%, 10/15/2052	10,000	10,479
National Fuel Gas Co. 2.95%, 3/1/2031	12,000	9,603
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	69,000	62,724
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	55,000	45,757
Southwest Gas Corp. 3.18%, 8/15/2051	6,000	3,841
		132,404
Ground Transportation — 1.7%
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	78,000	70,814
Canadian National Railway Co. (Canada) 4.40%, 8/5/2052	10,000	9,053
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	171,000	155,228
2.45%, 12/2/2031	24,000	21,236
6.13%, 9/15/2115	10,000	10,174
CSX Corp.
2.60%, 11/1/2026	36,000	33,572
4.65%, 3/1/2068	44,000	38,304
Norfolk Southern Corp.
4.15%, 2/28/2048	96,000	78,781
3.16%, 5/15/2055	15,000	9,973
5.10%, 8/1/2118	9,000	7,516
4.10%, 5/15/2121	5,000	3,425
Ryder System, Inc. 2.85%, 3/1/2027	35,000	32,154
Triton Container International Ltd. (Bermuda) 3.25%, 3/15/2032	17,000	12,996
Union Pacific Corp.
3.25%, 1/15/2025	102,000	99,223
2.89%, 4/6/2036	55,000	44,252
4.05%, 11/15/2045	134,000	112,152
3.25%, 2/5/2050	34,000	24,979
3.75%, 2/5/2070	27,000	20,213
		784,045
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
4.75%, 4/15/2043	11,000	10,738

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
4.90%, 11/30/2046	80,000	79,737
Baxter International, Inc.
1.73%, 4/1/2031	66,000	51,129
3.13%, 12/1/2051	40,000	25,613
Becton Dickinson & Co. 4.69%, 12/15/2044	61,000	54,850
Boston Scientific Corp. 4.70%, 3/1/2049	33,000	30,430
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	37,000	32,309
DH Europe Finance II SARL
2.60%, 11/15/2029	132,000	117,400
3.40%, 11/15/2049	10,000	7,664
Medtronic, Inc.
4.38%, 3/15/2035	58,000	56,123
4.63%, 3/15/2045	10,000	9,597
Stryker Corp.
1.15%, 6/15/2025	5,000	4,628
2.90%, 6/15/2050	61,000	41,735
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	69,000	57,653
		579,606
Health Care Providers & Services — 3.8%
Aetna, Inc. 3.88%, 8/15/2047	46,000	35,093
Ascension Health 3.95%, 11/15/2046	53,000	44,376
Cardinal Health, Inc. 4.37%, 6/15/2047	35,000	28,105
Centene Corp.
3.38%, 2/15/2030	17,000	14,656
2.63%, 8/1/2031	43,000	34,411
Cigna Group (The)
4.80%, 8/15/2038	76,000	71,312
3.40%, 3/15/2051	5,000	3,571
CommonSpirit Health 6.07%, 11/1/2027	181,000	186,390
CVS Health Corp.
2.63%, 8/15/2024	147,000	142,493
2.13%, 9/15/2031	56,000	44,998
6.13%, 9/15/2039	11,000	11,333
2.70%, 8/21/2040	112,000	77,307
5.05%, 3/25/2048	104,000	93,888
Elevance Health, Inc.
4.55%, 5/15/2052	62,000	54,499
6.10%, 10/15/2052	10,000	10,774
HCA, Inc.
5.00%, 3/15/2024	133,000	132,092
4.13%, 6/15/2029	11,000	10,224
3.50%, 7/15/2051	97,000	65,411
4.63%, 3/15/2052 (c)	15,000	12,053
Humana, Inc.
4.50%, 4/1/2025	140,000	138,512
4.80%, 3/15/2047	31,000	27,393
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	26,000	22,687

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	10,000	7,138
Novant Health, Inc. 3.32%, 11/1/2061	10,000	6,749
Quest Diagnostics, Inc. 2.80%, 6/30/2031	75,000	64,618
Sutter Health Series 20A, 3.16%, 8/15/2040	14,000	10,499
UnitedHealth Group, Inc.
3.75%, 7/15/2025	98,000	96,070
3.50%, 8/15/2039	146,000	121,499
2.75%, 5/15/2040	95,000	70,162
4.63%, 11/15/2041	65,000	60,797
3.25%, 5/15/2051	60,000	43,798
3.13%, 5/15/2060	67,000	45,509
		1,788,417
Health Care REITs — 0.5%
Healthpeak OP LLC
3.40%, 2/1/2025	123,000	118,902
2.88%, 1/15/2031	68,000	57,778
Ventas Realty LP 2.50%, 9/1/2031	59,000	46,733
Welltower OP LLC 4.95%, 9/1/2048	26,000	23,010
		246,423
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP Series J, 2.90%, 12/15/2031	44,000	34,533
Hotels, Restaurants & Leisure — 0.7%
Expedia Group, Inc. 3.25%, 2/15/2030	60,000	51,953
Marriott International, Inc. Series II, 2.75%, 10/15/2033	49,000	38,993
McDonald's Corp.
3.30%, 7/1/2025	88,000	85,261
2.13%, 3/1/2030	71,000	60,764
4.60%, 9/9/2032	18,000	17,928
5.15%, 9/9/2052	35,000	34,237
Starbucks Corp.
4.50%, 11/15/2048	60,000	52,734
3.50%, 11/15/2050	10,000	7,480
		349,350
Household Durables — 0.3%
Leggett & Platt, Inc. 3.50%, 11/15/2051	22,000	15,738
Lennar Corp. 4.75%, 11/29/2027	125,000	122,411
		138,149
Household Products — 0.5%
Colgate-Palmolive Co. 4.00%, 8/15/2045	75,000	67,899
Kimberly-Clark Corp. 2.88%, 2/7/2050	13,000	9,273
Procter & Gamble Co. (The)
4.10%, 1/26/2026	100,000	99,548
3.50%, 10/25/2047	88,000	73,516
		250,236

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial Conglomerates — 0.4%
3M Co. 5.70%, 3/15/2037	66,000	67,738
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	48,490
Honeywell International, Inc. 2.80%, 6/1/2050	81,000	58,777
		175,005
Insurance — 2.4%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,950
Aflac, Inc. 3.60%, 4/1/2030	100,000	92,283
Alleghany Corp. 3.25%, 8/15/2051	11,000	7,722
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	98,907
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057 (a)	10,000	9,734
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	15,000	14,656
American International Group, Inc.
3.90%, 4/1/2026	14,000	13,564
3.88%, 1/15/2035	6,000	5,197
Aon Corp. 6.25%, 9/30/2040	10,000	10,558
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	46,306
Assurant, Inc. 2.65%, 1/15/2032	10,000	7,554
Athene Holding Ltd. 3.50%, 1/15/2031	131,000	106,272
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	85,000	76,016
4.25%, 1/15/2049	10,000	8,984
2.85%, 10/15/2050	31,000	21,347
Chubb INA Holdings, Inc. 6.70%, 5/15/2036	11,000	12,506
Cincinnati Financial Corp. 6.13%, 11/1/2034	30,000	32,018
Enstar Group Ltd. 4.95%, 6/1/2029	68,000	63,925
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (c)	33,000	33,110
Fidelity National Financial, Inc. 3.20%, 9/17/2051	50,000	29,209
Lincoln National Corp.
3.80%, 3/1/2028	41,000	37,323
4.35%, 3/1/2048	5,000	3,528
Loews Corp. 6.00%, 2/1/2035	36,000	37,577
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (a)	50,000	47,016
Marsh & McLennan Cos., Inc.
3.88%, 3/15/2024	21,000	20,728
6.25%, 11/1/2052	10,000	11,052
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,307
5.25%, 1/15/2054	26,000	24,745
Primerica, Inc. 2.80%, 11/19/2031	49,000	40,657
Principal Financial Group, Inc.
4.63%, 9/15/2042	14,000	11,947
5.50%, 3/15/2053	11,000	10,279
Progressive Corp. (The) 4.13%, 4/15/2047	56,000	47,010
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (a)	36,000	35,098
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	10,000	9,004
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,451

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	22,000	27,401
Travelers Cos., Inc. (The) 4.10%, 3/4/2049	15,000	12,659
Willis North America, Inc. 3.88%, 9/15/2049	33,000	23,568
		1,132,168
Interactive Media & Services — 0.3%
Alphabet, Inc.
1.90%, 8/15/2040	57,000	38,897
2.25%, 8/15/2060	71,000	42,186
Meta Platforms, Inc.
3.50%, 8/15/2027	21,000	20,176
4.65%, 8/15/2062	40,000	33,978
		135,237
IT Services — 0.6%
International Business Machines Corp.
4.00%, 7/27/2025	155,000	152,724
5.88%, 11/29/2032	22,000	23,669
7.13%, 12/1/2096	37,000	46,261
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	25,000	16,066
VeriSign, Inc. 2.70%, 6/15/2031	46,000	38,378
		277,098
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	64,000	58,394
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	107,000	88,629
Illumina, Inc. 5.75%, 12/13/2027	84,000	85,515
Revvity, Inc. 3.63%, 3/15/2051	26,000	18,595
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	59,000	55,959
2.80%, 10/15/2041	78,000	57,384
		306,082
Machinery — 1.1%
Caterpillar, Inc. 6.05%, 8/15/2036	18,000	19,940
CNH Industrial Capital LLC 1.45%, 7/15/2026	182,000	161,550
Deere & Co. 2.88%, 9/7/2049	11,000	8,149
Illinois Tool Works, Inc. 2.65%, 11/15/2026	168,000	158,989
Otis Worldwide Corp.
2.06%, 4/5/2025	50,000	47,260
2.57%, 2/15/2030	40,000	34,593
3.36%, 2/15/2050	5,000	3,593
Snap-on, Inc. 4.10%, 3/1/2048	40,000	34,713
Stanley Black & Decker, Inc.
2.30%, 2/24/2025	42,000	39,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (a)	35,000	26,151
		534,853

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 2.6%
Charter Communications Operating LLC
4.91%, 7/23/2025	98,000	96,382
2.80%, 4/1/2031	23,000	18,377
4.40%, 4/1/2033	24,000	20,839
3.50%, 3/1/2042	17,000	11,065
5.38%, 5/1/2047	30,000	23,855
4.80%, 3/1/2050	108,000	78,833
3.90%, 6/1/2052	44,000	27,660
5.50%, 4/1/2063	50,000	38,584
Comcast Corp.
3.90%, 3/1/2038	204,000	177,629
4.00%, 11/1/2049	298,000	242,499
2.99%, 11/1/2063	7,000	4,334
Discovery Communications LLC
3.95%, 3/20/2028	186,000	172,365
3.63%, 5/15/2030	12,000	10,423
4.65%, 5/15/2050	75,000	54,957
4.00%, 9/15/2055	21,000	13,304
Fox Corp. 5.58%, 1/25/2049	10,000	9,028
Omnicom Group, Inc. 2.60%, 8/1/2031	27,000	22,508
Paramount Global
2.90%, 1/15/2027	48,000	42,929
4.95%, 1/15/2031	5,000	4,483
5.90%, 10/15/2040	56,000	47,935
5.25%, 4/1/2044	29,000	22,104
Time Warner Cable LLC 6.55%, 5/1/2037	72,000	68,614
		1,208,707
Metals & Mining — 0.9%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (d)	31,000	31,064
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	45,000	48,048
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	27,000	24,743
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	85,000	82,836
Newmont Corp. 2.25%, 10/1/2030	20,000	16,588
Nucor Corp. 4.30%, 5/23/2027	10,000	9,808
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	51,000	55,112
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	47,000	31,121
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	16,000	15,895
Southern Copper Corp. (Mexico) 5.88%, 4/23/2045	53,000	53,803
Vale Overseas Ltd. (Brazil) 6.88%, 11/10/2039	42,000	43,303
		412,321
Multi-Utilities — 1.9%
Ameren Corp.
2.50%, 9/15/2024	129,000	123,810
3.50%, 1/15/2031	112,000	100,111
Berkshire Hathaway Energy Co.
3.50%, 2/1/2025	50,000	48,828
4.45%, 1/15/2049	31,000	26,954

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
2.85%, 5/15/2051	50,000	32,835
CenterPoint Energy, Inc. 2.65%, 6/1/2031	143,000	119,929
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	61,107
3.70%, 11/15/2059	18,000	12,907
3.60%, 6/15/2061	40,000	28,546
Consumers Energy Co.
3.95%, 7/15/2047	85,000	70,172
2.50%, 5/1/2060	16,000	9,079
Dominion Energy, Inc. 3.90%, 10/1/2025	8,000	7,773
NiSource, Inc.
3.49%, 5/15/2027	22,000	20,872
3.60%, 5/1/2030	11,000	10,000
1.70%, 2/15/2031	15,000	11,758
5.00%, 6/15/2052	13,000	11,913
Puget Energy, Inc. 2.38%, 6/15/2028	6,000	5,244
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	36,000	29,090
2.95%, 8/15/2051	57,000	38,506
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	142,000	111,819
		881,253
Office REITs — 0.8%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	93,000	79,311
2.00%, 5/18/2032	58,000	44,057
Boston Properties LP
2.75%, 10/1/2026	223,000	196,003
4.50%, 12/1/2028	8,000	7,166
Kilroy Realty LP 2.50%, 11/15/2032	77,000	51,041
Piedmont Operating Partnership LP 3.15%, 8/15/2030	19,000	14,006
		391,584
Oil, Gas & Consumable Fuels — 6.3%
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	38,455
BP Capital Markets America, Inc.
4.23%, 11/6/2028	144,000	141,484
3.00%, 2/24/2050	89,000	60,589
3.38%, 2/8/2061	11,000	7,645
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	13,000	12,398
Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	26,174
Cenovus Energy, Inc. (Canada) 3.75%, 2/15/2052	21,000	14,548
Cheniere Energy Partners LP
4.00%, 3/1/2031	60,000	52,829
3.25%, 1/31/2032	60,000	49,111
Chevron Corp. 2.95%, 5/16/2026	88,000	84,546
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	111,000	109,086
ConocoPhillips 5.90%, 10/15/2032	50,000	54,334
ConocoPhillips Co. 4.03%, 3/15/2062	21,000	16,694

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
DCP Midstream Operating LP 5.60%, 4/1/2044	28,000	25,915
Devon Energy Corp.
5.60%, 7/15/2041	62,000	57,547
5.00%, 6/15/2045	10,000	8,551
Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	63,249
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	26,195
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	67,000	52,325
Energy Transfer LP
4.95%, 5/15/2028	80,000	78,203
4.95%, 6/15/2028	32,000	31,266
3.75%, 5/15/2030	12,000	10,865
5.40%, 10/1/2047	96,000	82,268
5.00%, 5/15/2050	17,000	13,925
Enterprise Products Operating LLC
3.70%, 2/15/2026	10,000	9,741
3.95%, 2/15/2027	23,000	22,458
2.80%, 1/31/2030	130,000	114,372
4.85%, 8/15/2042	126,000	113,700
3.95%, 1/31/2060	20,000	14,960
EQT Corp. 7.00%, 2/1/2030 (d)	48,000	49,916
Exxon Mobil Corp.
2.99%, 3/19/2025	105,000	101,807
3.00%, 8/16/2039	126,000	98,536
3.45%, 4/15/2051	17,000	13,051
Hess Corp.
7.88%, 10/1/2029	10,000	11,126
5.80%, 4/1/2047	10,000	9,577
Kinder Morgan, Inc.
4.30%, 6/1/2025	110,000	107,913
4.80%, 2/1/2033	203,000	191,607
Magellan Midstream Partners LP 4.20%, 10/3/2047	43,000	31,318
Marathon Oil Corp.
4.40%, 7/15/2027	90,000	86,560
6.60%, 10/1/2037	12,000	12,003
Marathon Petroleum Corp.
4.75%, 9/15/2044	17,000	13,988
5.00%, 9/15/2054	28,000	22,503
MPLX LP
4.50%, 4/15/2038	36,000	31,045
4.95%, 3/14/2052	84,000	69,321
4.90%, 4/15/2058	10,000	7,988
ONEOK, Inc. 5.20%, 7/15/2048	70,000	58,351
Ovintiv, Inc.
6.50%, 8/15/2034	14,000	14,071
6.50%, 2/1/2038	33,000	32,679
Phillips 66 4.88%, 11/15/2044	30,000	27,112
Plains All American Pipeline LP 6.65%, 1/15/2037	10,000	10,054
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	140,000	139,982

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc. (Canada) 3.75%, 3/4/2051	11,000	7,958
Targa Resources Corp. 6.50%, 2/15/2053	15,000	14,698
Targa Resources Partners LP
5.50%, 3/1/2030	13,000	12,506
4.88%, 2/1/2031	25,000	23,033
TotalEnergies Capital International SA (France) 2.83%, 1/10/2030	218,000	196,498
TransCanada PipeLines Ltd. (Canada)
6.10%, 6/1/2040	48,000	48,484
4.88%, 5/15/2048	10,000	8,754
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	48,000	40,229
Valero Energy Corp. 3.65%, 12/1/2051	40,000	27,400
Western Midstream Operating LP
4.50%, 3/1/2028	24,000	22,598
5.50%, 2/1/2050 (d)	17,000	13,647
Williams Cos., Inc. (The) 5.40%, 3/4/2044	17,000	15,583
		2,965,329
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	67,000	56,857
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	77,855	63,881
Personal Care Products — 0.5%
Conopco, Inc. Series E, 7.25%, 12/15/2026	28,000	30,338
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	168,000	161,235
6.00%, 5/15/2037	19,000	21,012
Kenvue, Inc.
5.00%, 3/22/2030 (c)	24,000	24,477
4.90%, 3/22/2033 (c)	6,000	6,108
		243,170
Pharmaceuticals — 3.0%
Astrazeneca Finance LLC (United Kingdom) 0.70%, 5/28/2024	27,000	25,786
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	52,000	50,398
4.38%, 11/16/2045	68,000	62,677
3.00%, 5/28/2051	26,000	18,942
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	65,000	63,469
3.90%, 2/20/2028	50,000	49,101
3.40%, 7/26/2029	22,000	20,709
4.13%, 6/15/2039	70,000	63,346
4.35%, 11/15/2047	32,000	28,489
2.55%, 11/13/2050	70,000	44,574
Eli Lilly & Co.
2.25%, 5/15/2050	97,000	62,219
4.15%, 3/15/2059	33,000	28,845
GlaxoSmithKline Capital, Inc. (United Kingdom) 4.20%, 3/18/2043	28,000	24,968

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Johnson & Johnson
5.95%, 8/15/2037	99,000	113,497
3.40%, 1/15/2038	50,000	43,861
4.50%, 9/1/2040	10,000	9,739
Merck & Co., Inc. 2.90%, 12/10/2061	53,000	34,679
Mylan, Inc. 5.20%, 4/15/2048	32,000	24,124
Pfizer, Inc.
0.80%, 5/28/2025	5,000	4,642
3.00%, 12/15/2026	89,000	84,957
Royalty Pharma plc 3.30%, 9/2/2040	53,000	37,289
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	236,000	222,706
Viatris, Inc.
1.65%, 6/22/2025	36,000	33,227
2.70%, 6/22/2030	35,000	28,091
3.85%, 6/22/2040	12,000	8,062
Wyeth LLC 6.50%, 2/1/2034	215,000	243,089
		1,431,486
Professional Services — 0.1%
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	40,632
Thomson Reuters Corp. (Canada) 5.65%, 11/23/2043	26,000	24,546
		65,178
Residential REITs — 0.3%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,402
Camden Property Trust 2.80%, 5/15/2030	84,000	72,723
Essex Portfolio LP 2.65%, 9/1/2050	13,000	7,295
Spirit Realty LP 3.20%, 2/15/2031	42,000	34,469
UDR, Inc.
3.00%, 8/15/2031	20,000	16,980
2.10%, 6/15/2033	18,000	13,244
		151,113
Retail REITs — 0.2%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	54,159
Federal Realty Investment Trust 3.25%, 7/15/2027	10,000	9,150
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	7,732
NNN REIT, Inc. 3.10%, 4/15/2050	39,000	23,961
Realty Income Corp. 4.65%, 3/15/2047	10,000	8,853
Regency Centers LP 3.70%, 6/15/2030	10,000	8,997
		112,852
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,853
Broadcom Corp. 3.13%, 1/15/2025	72,000	69,390
Broadcom, Inc.
3.47%, 4/15/2034 (c)	6,000	4,891
4.93%, 5/15/2037 (c)	110,000	98,638
Intel Corp.
2.88%, 5/11/2024	12,000	11,714

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.40%, 3/25/2025	98,000	95,780
3.90%, 3/25/2030	10,000	9,460
4.15%, 8/5/2032	11,000	10,442
5.63%, 2/10/2043	10,000	9,993
4.90%, 7/29/2045	39,000	37,481
3.25%, 11/15/2049	195,000	133,139
3.20%, 8/12/2061	53,000	33,655
KLA Corp. 4.10%, 3/15/2029	185,000	179,967
Micron Technology, Inc.
5.88%, 9/15/2033	48,000	47,229
3.48%, 11/1/2051	10,000	6,415
NVIDIA Corp.
0.58%, 6/14/2024	80,000	76,212
2.00%, 6/15/2031	123,000	103,386
NXP BV (China)
2.70%, 5/1/2025	14,000	13,296
4.30%, 6/18/2029	5,000	4,709
3.25%, 5/11/2041	42,000	29,991
QUALCOMM, Inc.
3.25%, 5/20/2027	161,000	154,562
1.30%, 5/20/2028	104,000	89,375
Skyworks Solutions, Inc. 3.00%, 6/1/2031	50,000	39,470
Texas Instruments, Inc.
4.10%, 8/16/2052	55,000	48,055
5.00%, 3/14/2053	35,000	34,871
		1,346,974
Software — 2.0%
Adobe, Inc. 3.25%, 2/1/2025	9,000	8,794
Microsoft Corp.
2.70%, 2/12/2025	10,000	9,702
4.10%, 2/6/2037	288,000	281,487
3.95%, 8/8/2056	12,000	10,689
Oracle Corp.
3.40%, 7/8/2024	203,000	198,445
2.95%, 11/15/2024	19,000	18,353
2.50%, 4/1/2025	40,000	38,142
4.30%, 7/8/2034	5,000	4,501
6.50%, 4/15/2038	15,000	16,024
3.60%, 4/1/2050	206,000	142,158
3.95%, 3/25/2051	73,000	53,445
3.85%, 4/1/2060	10,000	6,752
4.10%, 3/25/2061	69,000	49,101
Roper Technologies, Inc. 1.75%, 2/15/2031	79,000	62,520
Salesforce, Inc.
0.63%, 7/15/2024	9,000	8,554

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
3.05%, 7/15/2061	10,000	6,587
VMware, Inc. 2.20%, 8/15/2031	62,000	48,527
		963,781
Specialized REITs — 1.2%
American Tower Corp. 3.38%, 10/15/2026	159,000	149,818
Crown Castle, Inc.
1.35%, 7/15/2025	75,000	68,984
5.20%, 2/15/2049	32,000	29,149
3.25%, 1/15/2051	61,000	40,531
EPR Properties 4.50%, 6/1/2027	16,000	14,101
Equinix, Inc.
2.00%, 5/15/2028	10,000	8,485
3.20%, 11/18/2029	130,000	114,173
Public Storage 1.85%, 5/1/2028	109,000	95,175
Weyerhaeuser Co. 4.00%, 3/9/2052	36,000	28,103
		548,519
Specialty Retail — 1.3%
AutoZone, Inc. 1.65%, 1/15/2031	80,000	63,104
Home Depot, Inc. (The)
2.70%, 4/15/2030	186,000	166,240
3.30%, 4/15/2040	56,000	44,894
4.20%, 4/1/2043	21,000	18,466
3.13%, 12/15/2049	53,000	37,860
2.38%, 3/15/2051	81,000	49,312
Lowe's Cos., Inc.
3.13%, 9/15/2024	10,000	9,733
3.10%, 5/3/2027	40,000	37,679
2.80%, 9/15/2041	122,000	83,705
3.70%, 4/15/2046	32,000	24,103
4.05%, 5/3/2047	40,000	31,480
5.85%, 4/1/2063	20,000	19,447
O'Reilly Automotive, Inc. 4.35%, 6/1/2028	44,000	43,281
		629,304
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
1.80%, 9/11/2024	137,000	132,258
2.75%, 1/13/2025	50,000	48,620
0.70%, 2/8/2026	79,000	71,824
2.90%, 9/12/2027	27,000	25,684
3.45%, 2/9/2045	29,000	24,283
4.65%, 2/23/2046	153,000	151,352
2.65%, 5/11/2050	83,000	57,121
2.65%, 2/8/2051	52,000	35,565
Dell International LLC
6.02%, 6/15/2026	152,000	155,493
5.30%, 10/1/2029	40,000	39,806

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
3.45%, 12/15/2051 (c)	43,000	27,631
HP, Inc. 6.00%, 9/15/2041	13,000	12,929
Western Digital Corp. 4.75%, 2/15/2026	22,000	20,969
		803,535
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.40%, 3/27/2025	29,000	27,930
3.88%, 11/1/2045	20,000	17,398
		45,328
Tobacco — 1.0%
Altria Group, Inc.
4.25%, 8/9/2042	27,000	20,783
4.50%, 5/2/2043	10,000	7,824
5.95%, 2/14/2049	46,000	42,459
4.00%, 2/4/2061	65,000	44,286
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	32,000	31,054
4.39%, 8/15/2037	168,000	132,720
5.65%, 3/16/2052	10,000	8,563
Philip Morris International, Inc.
3.25%, 11/10/2024	16,000	15,599
4.38%, 11/15/2041	91,000	76,324
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	76,000	74,294
		453,906
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.13%, 12/1/2030	11,000	9,144
2.88%, 1/15/2032	101,000	81,204
GATX Corp. 3.50%, 6/1/2032	38,000	32,813
WW Grainger, Inc. 3.75%, 5/15/2046	45,000	35,860
		159,021
Water Utilities — 0.2%
American Water Capital Corp.
3.75%, 9/1/2047	43,000	33,563
3.45%, 5/1/2050	27,000	19,888
Essential Utilities, Inc. 5.30%, 5/1/2052	20,000	18,754
		72,205
Wireless Telecommunication Services — 1.5%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	200,000	184,932
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	77,000	53,949
T-Mobile USA, Inc.
3.50%, 4/15/2025	44,000	42,667
3.75%, 4/15/2027	31,000	29,441
3.88%, 4/15/2030	218,000	202,116
3.00%, 2/15/2041	14,000	10,109

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.60%, 11/15/2060	18,000	12,438
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	99,000	97,370
5.00%, 5/30/2038	30,000	28,557
5.13%, 6/19/2059	71,000	61,782
		723,361
Total Corporate Bonds (Cost $50,475,601)		46,903,360
Asset-Backed Securities — 0.0% ^
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032(Cost $4,245)	5,049	4,235
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (e) (f) (Cost $291,884)	291,884	291,884
Total Investments — 99.7% (Cost $50,771,730)		47,199,479
Other Assets Less Liabilities — 0.3%		133,028
NET ASSETS — 100.0%		47,332,507

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $242,670 or 0.51% of the Fund’s net
assets as of May 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,235	$—	$4,235
Corporate Bonds	—	46,903,360	—	46,903,360

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$291,884	$—	$—	$291,884
Total Investments in Securities	$291,884	$46,907,595	$—	$47,199,479
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	$265,119	$1,029,155	$1,002,390	$—	$—	$291,884	291,884	$2,911	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.